SCHEDULE OF FUTURE MATURITIES OF LEASE LIABILITIES (Details) $ in Thousands	Jun. 30, 2025 USD ($)
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
Operating Leases, Remainder of 2025	$ 647
Operating Leases, 2026	1,148
Operating Leases, 2027	1,076
Operating Leases, 2028	1,042
Operating Leases, 2029	972
Operating Leases, Thereafter	4,299
Operating Leases, Total lease payments	9,184
Operating Leases, Less: Interest	(2,081)
Operating Leases, Present value of lease liabilities	7,103
Finance Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
Finance Leases, Remainder of 2025	186
Finance Leases, 2026	128
Finance Leases, 2027	95
Finance Leases, 2028	40
Finance Leases, 2029
Finance Leases, Thereafter
Finance Leases, Total lease payments	449
Finance Leases, Less: Interest	(173)
Finance Leases, Present value of lease liabilities	$ 276